Allowance for Loan and Lease Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Allowance for Loan and Lease Losses

7. Allowance for Loan and Lease Losses

Changes in the allowance for loan and lease losses for the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30, 2012
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$40,739	$31,391	$3,344	$2,632	$148	$78,254
Provision for loan and lease losses	957	1,958	1,704	1,085	53	5,757
Charge-offs	(4,139)	(1,710)	(917)	(484)	(40)	(7,290)
Recoveries	162	411	29	55	15	672

Balance, end of period	$37,719	$32,050	$4,160	$3,288	$176	$77,393

	Three Months Ended June 30, 2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$57,275	$27,473	$1,134	$3,630	$147	$89,659
Provision for loan and lease losses	2,597	2,582	1,699	2,116	10	9,004
Charge-offs	(5,406)	(1,825)	(1,032)	(1,144)	(138)	(9,545)
Recoveries	6	65	5	10	5	91

Balance, end of period	$54,472	$28,295	$1,806	$4,612	$24	$89,209

	Six Months Ended June 30, 2012
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$43,454	$28,209	$3,766	$2,186	$150	$77,765
Provision for loan and lease losses	4,793	7,266	2,427	2,578	48	17,112
Charge-offs	(10,833)	(4,004)	(2,098)	(1,592)	(51)	(18,578)
Recoveries	305	579	65	116	29	1,094

Balance, end of period	$37,719	$32,050	$4,160	$3,288	$176	$77,393

	Six Months Ended June 30, 2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$46,584	$33,490	$2,454	$10,907	$254	$93,689
Change in estimate	10,154	(682)	(802)	(6,323)	(440)	1,907
Provision for loan and lease losses	12,367	5,813	3,269	3,333	345	25,127
Charge-offs	(14,644)	(10,913)	(3,128)	(3,316)	(140)	(32,141)
Recoveries	11	587	13	11	5	627

Balance, end of period	$54,472	$28,295	$1,806	$4,612	$24	$89,209

The following tables provide a breakdown of the allowance for loan and lease losses and the recorded investment in loans and leases based on the method for determining the allowance as of June 30, 2012 and December 31, 2011:

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
June 30, 2012
Residential mortgages	$7,571	$24,545	$5,603	$37,719
Commercial and commercial real estate	4,243	13,092	14,715	32,050
Lease financing receivables	—	4,160	—	4,160
Home equity lines	—	3,288	—	3,288
Consumer and credit card	—	176	—	176

Total allowance for loan and lease losses	$11,814	$45,261	$20,318	$77,393

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
June 30, 2012
Residential mortgages	$89,791	$4,398,143	$573,008	$5,060,942
Commercial and commercial real estate	107,468	1,246,070	493,151	1,846,689
Lease financing receivables	—	681,205	—	681,205
Home equity lines	—	188,820	—	188,820
Consumer and credit card	—	7,774	—	7,774

Total loans and leases held for investment	$197,259	$6,522,012	$1,066,159	$7,785,430

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
December 31, 2011
Residential mortgages	$7,436	$30,554	$5,464	$43,454
Commercial and commercial real estate	6,021	11,663	10,525	28,209
Lease financing receivables	—	3,766	—	3,766
Home equity lines	—	2,186	—	2,186
Consumer and credit card	—	150	—	150

Total allowance for loan and lease losses	$13,457	$48,319	$15,989	$77,765

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
December 31, 2011
Residential mortgages	$90,927	$3,852,119	$613,795	$4,556,841
Commercial and commercial real estate	142,360	477,643	545,381	1,165,384
Lease financing receivables	—	588,501	—	588,501
Home equity lines	—	200,112	—	200,112
Consumer and credit card	—	8,443	—	8,443

Total loans and leases held for investment	$233,287	$5,126,818	$1,159,176	$6,519,281

The Company uses a risk grading matrix to monitor credit quality for commercial and commercial real estate loans. Risk grades are continuously monitored and updated quarterly by credit administration personnel based on current information and events. The Company monitors the quarterly credit quality of all other loan types based on performing status.

The following tables present the recorded investment for loans and leases by credit quality indicator as of June 30, 2012 and December 31, 2011:

	Performing	Non-performing	Total
June 30, 2012
Residential mortgages:
Residential	$4,226,940	$65,080	$4,292,020
Government insured pool buyouts	618,882	150,040	768,922
Lease financing receivables	679,910	1,295	681,205
Home equity lines	184,564	4,256	188,820
Consumer and credit card	7,202	572	7,774

Total	$5,717,498	$221,243	$5,938,741

	Pass	Special Mention	Substandard	Doubtful	Total
June 30, 2012
Commercial and commercial real estate:
Commercial	$780,343	$5	$12,619	$4,688	$797,655
Commercial real estate	690,940	72,466	285,628	—	1,049,034

Total commercial and commercial real estate	$1,471,283	$72,471	$298,247	$4,688	$1,846,689

	Performing	Non- performing	Total
December 31, 2011
Residential mortgages:
Residential	$3,655,884	$71,658	$3,727,542
Government insured pool buyouts	649,391	179,908	829,299
Lease financing receivables	586,116	2,385	588,501
Home equity lines	195,861	4,251	200,112
Consumer and credit card	8,024	419	8,443

Total	$5,095,276	$258,621	$5,353,897

	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2011
Commercial and commercial real estate:
Commercial	$151,473	$1,527	$18,279	$4,136	$175,415
Commercial real estate	639,883	78,385	270,656	1,045	989,969

Total commercial and commercial real estate	$791,356	$79,912	$288,935	$5,181	$1,165,384

The following tables present an aging analysis of the recorded investment for loans and leases by class as of June 30, 2012 and December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans Held for Investment Excluding ACI
June 30, 2012
Residential mortgages:
Residential	$15,379	$8,557	$65,080	$89,016	$4,076,360	$4,165,376
Government insured pool buyouts	19,764	10,977	150,040	180,781	141,777	322,558
Commercial and commercial real estate:
Commercial	273	138	4,155	4,566	773,208	777,774
Commercial real estate	3,687	—	28,640	32,327	543,437	575,764
Lease financing receivables	3,092	531	447	4,070	677,135	681,205
Home equity lines	1,312	1,894	4,256	7,462	181,358	188,820
Consumer and credit card	142	85	231	458	7,316	7,774

Total loans and leases held for investment	$43,649	$22,182	$252,849	$318,680	$6,400,591	$6,719,271

December 31, 2011
Residential mortgages:
Residential	$16,966	$12,673	$71,658	$101,297	$3,487,525	$3,588,822
Government insured pool buyouts	23,396	17,909	179,908	221,213	133,011	354,224
Commercial and commercial real estate:
Commercial	—	32	10,751	10,783	137,216	147,999
Commercial real estate	2,117	4,450	48,611	55,178	416,826	472,004
Lease financing receivables	3,394	971	962	5,327	583,174	588,501
Home equity lines	1,953	498	4,251	6,702	193,410	200,112
Consumer and credit card	106	50	233	389	8,054	8,443

Total loans and leases held for investment	$47,932	$36,583	$316,374	$400,889	$4,959,216	$5,360,105

Impaired Loans—Impaired loans include loans identified as troubled loans as a result of a borrower’s financial difficulties and other loans on which the accrual of interest income is suspended. The Company continues to collect payments on certain impaired loan balances on which accrual is suspended.

The following tables present the recorded investment and the related allowance for impaired loans as of June 30, 2012 and December 31, 2011:

	June 30, 2012		December 31, 2011
	Recorded Investment	Related Allowance	Recorded Investment	Related Allowance
With an allowance recorded:
Residential mortgages:
Residential	$69,852	$7,571	$74,189	$7,436
Commercial and commercial real estate:
Commercial	8,101	262	4,697	779
Commercial real estate	27,253	3,981	37,189	5,242

Total impaired loans with an allowance recorded	$105,206	$11,814	$116,075	$13,457

Without a related allowance recorded:
Residential mortgages:
Residential	$19,939	$—	$16,738	$—
Commercial and commercial real estate:
Commercial	—	—	9,814	—
Commercial real estate	72,114	—	90,661	—

Total impaired loans without an allowance recorded	$92,053	$—	$117,213	$—

The following table presents the average investment and interest income recognized on impaired loans for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30, 2012		June 30, 2011
	Average Investment	Interest Income Recognized	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$91,238	$654	$82,849	$642
Commercial and commercial real estate:
Commercial	8,480	12	1,277	12
Commercial real estate	108,857	468	144,327	604

Total impaired loans	$208,575	$1,134	$228,453	$1,258

	Six Months Ended
	June 30, 2012		June 30, 2011
	Average Investment	Interest Income Recognized	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$91,134	$1,314	$77,417	$1,165
Commercial and commercial real estate:
Commercial	10,490	35	1,312	23
Commercial real estate	115,188	1,026	157,167	950

Total impaired loans	$216,812	$2,375	$235,896	$2,138

The following table presents the recorded investment for loans and leases on nonaccrual status by class and loans greater than 90 days past due and still accruing as of June 30, 2012 and December 31, 2011:

	June 30, 2012		December 31, 2011
	Nonaccrual Status	Greater than 90 Days Past Due and Accruing	Nonaccrual Status	Greater than 90 Days Past Due and Accruing
Residential mortgages:
Residential	$65,080	$—	$71,658	$—
Government insured pool buyouts	—	150,040	—	179,908
Commercial and commercial real estate:
Commercial	6,732	—	12,294	—
Commercial real estate	89,342	—	86,772	—
Lease financing receivables	1,295	—	2,385	—
Home equity lines	4,256	—	4,251	—
Consumer and credit card	572	—	419	—

Total nonaccrual loans and leases	$167,277	$150,040	$177,779	$179,908

Troubled Debt Restructurings (TDR)—Modifications considered to be TDRs are individually evaluated for credit loss based on a discounted cash flow model using the loan’s effective interest rate at the time of origination. The discounted cash flow model used in this evaluation is adjusted to reflect the modified loan’s elevated probability of future default based on the Company’s historical redefault rate. These loans are classified as nonaccrual and have been included in the Company’s impaired loan disclosures in the tables above. A loan is considered to redefault when it is 30 days past due. Once a modified loan demonstrates a consistent period of performance under the modified terms, generally six months, the Company returns the loan to an accrual classification. If, however, a modified loan defaults under the terms of the modified agreement, the Company measures the allowance for loan and lease losses based on the fair value of collateral less cost to sell.

The following is a summary of information relating to modifications considered to be TDRs for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30, 2012			Six Months Ended June 30, 2012
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	17	$7,693	$7,705	33	$13,707	$13,726
Commercial and commercial real estate:
Commercial	1	—	—	4	2,954	2,954
Commercial real estate	7	13,066	13,066	13	21,307	21,307

Total	25	$20,759	$20,771	50	$37,968	$37,987

	Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	39	$16,120	$16,140	81	$34,444	$34,502
Commercial and commercial real estate:
Commercial	2	233	233	3	2,851	2,851
Commercial real estate	4	5,579	5,579	17	8,515	8,515

Total	45	$21,932	$21,952	101	$45,810	$45,868

Modifications made to residential loans during the period included extension of original contractual maturity date, extension of the period of below market rate interest only payments, or contingent reduction of past due interest. Commercial loan modifications made during the period included extension of original contractual maturity date, payment forbearance, reduction of interest rates, or extension of interest only periods.

The number of contracts and recorded investment of loans that were modified during the last 12 months and subsequently defaulted during the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	8	$2,965	9	$3,111
Commercial and commercial real estate:
Commercial	1	860	1	860
Commercial real estate	1	3,687	1	3,687

Total	10	$7,512	11	$7,658

	Three Months Ended June 30, 2011		Six Months Ended June 30, 2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	7	$3,287	15	$4,619
Commercial and commercial real estate:
Commercial	1	230	3	2,952
Commercial real estate	1	29	1	29

Total	9	$3,546	19	$7,600

The recorded investment of TDRs as of June 30, 2012 and December 31, 2011 are summarized as follows:

	June 30, 2012	December 31, 2011
Loan Type:
Residential mortgages	$89,791	$90,927
Commercial and commercial real estate	66,810	61,481

Total recorded investment of TDRs	$156,601	$152,408

Accrual Status:
Current	$87,557	$85,905
30-89 days past-due accruing	5,909	6,723
90+ days past-due accruing	—	—
Nonaccrual	63,135	59,780

Total recorded investment of TDRs	$156,601	$152,408

TDRs classified as impaired loans	$156,601	$152,408
Valuation allowance on TDRs	10,322	9,743

9. Allowance for Loan and Lease Losses

Changes in the allowance for loan and lease losses for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of year	$46,584	$33,490	$2,454	$10,907	$254	$93,689
Change in estimate (see Note 1)	10,154	(682)	(802)	(6,323)	(440)	1,907
Transfers to loans held for sale (see Note 7)	(397)	—	—	—	—	(397)
Provision for loan and lease losses	23,731	12,819	7,369	3,384	494	47,797
Charge-offs	(36,664)	(19,446)	(5,371)	(5,806)	(193)	(67,480)
Recoveries	46	2,028	116	24	35	2,249

Balance, end of year	$43,454	$28,209	$3,766	$2,186	$150	$77,765

	2010	2009
Balance, beginning of year	$93,178	$32,653
Provision for loan and lease losses	79,341	121,912
Charge-offs	(80,098)	(61,656)
Recoveries	1,268	269

Balance, end of year	$93,689	$93,178

The following tables provide a breakdown of the allowance for loan and lease losses and the recorded investment in loans and leases based on the method for determining the allowance as of December 31, 2011 and 2010:

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2011
Residential mortgages	$7,436	$30,554	$5,464	$43,454
Commercial and commercial real estate	6,021	11,663	10,525	28,209
Lease financing receivables	—	3,766	—	3,766
Home equity lines	—	2,186	—	2,186
Consumer and credit card	—	150	—	150

	$13,457	$48,319	$15,989	$77,765

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2011
Residential mortgages	$90,927	$3,852,119	$613,795	$4,556,841
Commercial and commercial real estate	142,360	477,643	545,381	1,165,384
Lease financing receivables	—	588,501	—	588,501
Home equity lines	—	200,112	—	200,112
Consumer and credit card	—	8,443	—	8,443

	$233,287	$5,126,818	$1,159,176	$6,519,281

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2010
Residential mortgages	$6,879	$36,010	$3,695	$46,584
Commercial and commercial real estate	9,703	17,598	6,189	33,490
Lease financing receivables	—	2,357	97	2,454
Home equity lines	—	10,907	—	10,907
Consumer and credit card	—	254	—	254

	$16,582	$67,126	$9,981	$93,689

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2010
Residential mortgages	$69,792	$3,584,341	$528,652	$4,182,785
Commercial and commercial real estate	186,112	368,763	675,253	1,230,128
Lease financing receivables	—	444,604	6,839	451,443
Home equity lines	—	224,627	—	224,627
Consumer and credit card	—	10,285	—	10,285

	$255,904	$4,632,620	$1,210,744	$6,099,268

The Company uses a risk grading matrix to monitor credit quality for commercial and commercial real estate loans. Risk grades are continuously monitored and updated quarterly by credit administration personnel based on current information and events. The Company monitors the quarterly credit quality of all other loan types based on performing status.

The following tables present the recorded investment for loans and leases by credit quality indicator as of December 31, 2011 and 2010:

	Performing	Non- Performing	Total
2011
Residential mortgages:
Residential	$3,655,884	$71,658	$3,727,542
Government insured pool buyouts	649,391	179,908	829,299
Lease financing receivables	586,116	2,385	588,501
Home equity lines	195,861	4,251	200,112
Consumer and credit card	8,024	419	8,443

	$5,095,276	$258,621	$5,353,897

	Pass	Special Mention	Substandard	Doubtful	Total
2011
Commercial and commercial real estate:
Commercial	$151,473	$1,527	$18,279	$4,136	$175,415
Commercial real estate	639,883	78,385	270,656	1,045	989,969

	$791,356	$79,912	$288,935	$5,181	$1,165,384

	Performing	Non- Performing	Total
2010
Residential mortgages:
Residential	$2,739,262	$51,250	$2,790,512
Government insured pool buyouts	984,263	408,010	1,392,273
Lease financing receivables	447,602	3,841	451,443
Home equity lines	222,207	2,420	224,627
Consumer and credit card	9,365	920	10,285

	$4,402,699	$466,441	$4,869,140

	Pass	Special Mention	Substandard	Doubtful	Total
2010
Commercial and commercial real estate:
Commercial	$88,749	$897	$15,061	$—	$104,707
Commercial real estate	731,786	72,267	315,590	5,778	1,125,421

	$820,535	$73,164	$330,651	$5,778	$1,230,128

The following tables present an aging analysis of the recorded investment for loans and leases by class as of December 31, 2011 and 2010:

	30-59 Days Past Due	60-89 Days Past Due	90 Days and Greater	Total Past Due	Current	Total Loans Held for Investment Excluding ASC 310-30
2011
Residential mortgages:
Residential	$16,966	$12,673	$71,658	$101,297	$3,487,525	$3,588,822
Government insured pool buyouts	23,396	17,909	179,908	221,213	133,011	354,224
Commercial and commercial real estate:
Commercial	—	32	10,751	10,783	137,216	147,999
Commercial real estate	2,117	4,450	48,611	55,178	416,826	472,004
Lease financing receivables	3,394	971	962	5,327	583,174	588,501
Home equity lines	1,953	498	4,251	6,702	193,410	200,112
Consumer and credit card	106	50	233	389	8,054	8,443

	$47,932	$36,583	$316,374	$400,889	$4,959,216	$5,360,105

2010
Residential mortgages:
Residential	$17,975	$15,979	$51,250	$85,204	$2,619,781	$2,704,985
Government insured pool buyouts	80,386	58,427	408,010	546,823	402,326	949,149
Commercial and commercial real estate:
Commercial	3,253	721	7,801	11,775	39,594	51,369
Commercial real estate	1,051	401	86,725	88,177	415,328	503,505
Lease financing receivables	2,784	1,053	3,841	7,678	436,926	444,604
Home equity lines	1,794	545	2,420	4,759	219,868	224,627
Consumer and credit card	141	230	920	1,291	8,994	10,285

	$107,384	$77,356	$560,967	$745,707	$4,142,817	$4,888,524

Impaired Loans—Impaired loans include loans identified as troubled loans as a result of financial difficulties and other loans on which the accrual of interest income is suspended. The Company continues to collect payments on certain impaired loan balances on which accrual is suspended.

The following tables present the recorded investment and the related allowance for impaired loans as of December 31, 2011 and 2010:

	2011		2010
	Recorded Investment	Related Allowance	Recorded Investment	Related Allowance
With an allowance recorded:
Residential mortgages:
Residential	$74,189	$7,436	$41,268	$6,879
Commercial and commercial real estate:
Commercial	4,697	779	—	—
Commercial real estate	37,189	5,242	54,365	9,703

	$116,075	$13,457	$95,633	$16,582

Without a related allowance recorded:
Residential mortgages:
Residential	$16,738	$—	$28,524	$—
Commercial and commercial real estate:
Commercial	9,814	—	1,379	—
Commercial real estate	90,661	—	130,368	—

	$117,213	$—	$160,271	$—

The following table presents the average investment and interest income recognized on impaired loans for the year ended December 31, 2011:

	2011
	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$87,037	$1,696
Commercial and commercial real estate:
Commercial	7,945	361
Commercial real estate	156,292	2,748

	$251,274	$4,805

The average investment of impaired loans was $275,672 and $244,332 at December 31, 2010 and 2009, respectively. The interest income recognized on the impaired loans was $21,480 and $21,365 for the years ended December 31, 2010 and 2009, respectively.

The following table presents the recorded investment for loans and leases on nonaccrual status by class and loans greater than 90 days past due and still accruing as of December 31, 2011 and 2010:

	2011		2010
	Nonaccrual Status	Greater than 90 Days Past Due and Accruing	Nonaccrual Status	Greater than 90 Days Past Due and Accruing
Residential mortgages:
Residential	$71,658	$—	$51,250	$—
Government insured pool buyouts	—	179,908	—	408,010
Commercial and commercial real estate:
Commercial	12,294	—	8,019	—
Commercial real estate	86,772	—	142,472	—
Lease financing receivables	2,385	—	3,755	86
Home equity lines	4,251	—	2,420	—
Consumer and credit card	419	—	920	—

	$177,779	$179,908	$208,836	$408,096

Troubled Debt Restructurings—Modifications considered to be TDRs are individually evaluated for credit loss based on a discounted cash flow model using the loan’s effective interest rate at the time of origination. The discounted cash flow model used in this evaluation is adjusted to reflect the modified loan’s elevated probability of future default based on the Company’s historical redefault rate. These loans are classified as nonaccrual and have been included in the Company’s impaired loan disclosures in the tables above. A loan is considered to redefault when it is 30 days past due. Once a modified loan demonstrates a consistent period of performance under the modified terms, generally six months, the Company returns the loan to an accrual classification. If, however, a modified loan defaults under the terms of the modified agreement, the Company measures the allowance for loan and lease losses based on the fair value of collateral less cost to sell.

The following is a summary of information relating to modifications considered to be TDRs for the year ended December 31, 2011:

	2011
	Number of Contracts	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
Residential mortgages:
Residential	136	$57,157	$57,244
Commercial and commercial real estate:
Commercial	5	6,550	6,550
Commercial real estate	16	10,943	10,943

	157	$74,650	$74,737

Modifications made to residential loans during the period included extension of original contractual maturity date, extension of the period of below market rate interest only payments, or contingent reduction of past due interest. Commercial loan modifications made during the period included extension of original contractual maturity date, payment forbearance, reduction of interest rates, or extension of interest only periods.

The number of contracts and recorded investment of loans that were modified during the last 12 months and subsequently defaulted during the year ended December 31, 2011 are as follows:

	2011
	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	23	$8,650
Commercial and commercial real estate:
Commercial	3	6,970
Commercial real estate	7	5,486

	33	$21,106

The carrying amounts of TDRs as of December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Loan Type:
Residential mortgages	$90,927	$59,979
Commercial and commercial real estate	61,481	76,109

	$152,408	$136,088

Accrual Status:
Current	$85,905	$62,253
30-89 days past-due accruing	6,723	7,920
90+ days past-due accruing	—	—
Nonaccrual	59,780	65,915

	$152,408	$136,088

TDRs classified as impaired loans	$152,408	$136,088
Valuation allowance on TDRs	9,743	10,264